UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment Portfolio Fidelity® Real Estate Investment Portfolio : FRESX

This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 67	0.62%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Real Estate Investment Portfolio	16.14%	3.21%	4.75%
MSCI US IMI Real Estate 25/50 Linked Index	15.37%	2.55%	3.39%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	32.6
Retail REITs	20.7
Industrial REITs	14.2
Residential REITs	12.6
Health Care REITs	12.3
Real Estate Management & Development	7.0
Diversified Telecommunication Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	9.3
American Tower Corp	8.8
Welltower Inc	7.6
Simon Property Group Inc	5.2
Digital Realty Trust Inc	3.9
CBRE Group Inc Class A	3.7
Kimco Realty Corp	3.7
UDR Inc	3.6
Public Storage	3.4
59.2
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913431.102    303-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® International Real Estate Fund Fidelity® International Real Estate Fund : FIREX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 91	0.88%
What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® International Real Estate Fund	6.67%	-3.38%	3.48%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	8.45%	-1.45%	2.00%
MSCI EAFE Index	24.65%	9.57%	9.57%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	37.3
Industrial REITs	13.2
Retail REITs	13.2
Health Care REITs	8.5
Residential REITs	6.9
Specialized REITs	4.5
Household Durables	4.2
Diversified REITs	2.2
Health Care Providers & Services	1.7
Others	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
Australia - 12.3
Singapore - 9.4
United Kingdom - 8.8
France - 8.1
Germany - 6.4
Hong Kong - 6.2
United States - 5.2
Belgium - 5.1
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Unibail-Rodamco-Westfield unit	5.2
LEG Immobilien SE	5.1
Wing Tai Holdings Ltd	5.1
Tokyo Tatemono Co Ltd	5.1
Goodman Group unit	4.7
Parkway Life Real Estate Investment Trust	3.3
Charter Hall Retail REIT	2.8
Link REIT	2.7
Health Care & Medical Investment Corp	2.6
Warehouses De Pauw CVA	2.3
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913454.102    1368-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class Z : FIKLX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.79%
What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	6.63%	-3.26%	2.62%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	8.45%	-1.45%	1.66%
MSCI EAFE Index	24.65%	9.57%	9.37%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	37.3
Industrial REITs	13.2
Retail REITs	13.2
Health Care REITs	8.5
Residential REITs	6.9
Specialized REITs	4.5
Household Durables	4.2
Diversified REITs	2.2
Health Care Providers & Services	1.7
Others	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
Australia - 12.3
Singapore - 9.4
United Kingdom - 8.8
France - 8.1
Germany - 6.4
Hong Kong - 6.2
United States - 5.2
Belgium - 5.1
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Unibail-Rodamco-Westfield unit	5.2
LEG Immobilien SE	5.1
Wing Tai Holdings Ltd	5.1
Tokyo Tatemono Co Ltd	5.1
Goodman Group unit	4.7
Parkway Life Real Estate Investment Trust	3.3
Charter Hall Retail REIT	2.8
Link REIT	2.7
Health Care & Medical Investment Corp	2.6
Warehouses De Pauw CVA	2.3
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913459.102    3301-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class M : FIRTX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 147	1.43%
What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	2.32%	-4.58%	2.53%
Class M (without 3.50% sales charge)	6.03%	-3.90%	2.89%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	8.45%	-1.45%	2.00%
MSCI EAFE Index	24.65%	9.57%	9.57%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	37.3
Industrial REITs	13.2
Retail REITs	13.2
Health Care REITs	8.5
Residential REITs	6.9
Specialized REITs	4.5
Household Durables	4.2
Diversified REITs	2.2
Health Care Providers & Services	1.7
Others	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
Australia - 12.3
Singapore - 9.4
United Kingdom - 8.8
France - 8.1
Germany - 6.4
Hong Kong - 6.2
United States - 5.2
Belgium - 5.1
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Unibail-Rodamco-Westfield unit	5.2
LEG Immobilien SE	5.1
Wing Tai Holdings Ltd	5.1
Tokyo Tatemono Co Ltd	5.1
Goodman Group unit	4.7
Parkway Life Real Estate Investment Trust	3.3
Charter Hall Retail REIT	2.8
Link REIT	2.7
Health Care & Medical Investment Corp	2.6
Warehouses De Pauw CVA	2.3
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913457.102    1854-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class I : FIRIX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 94	0.91%
What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.51%	-3.38%	3.52%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	8.45%	-1.45%	2.00%
MSCI EAFE Index	24.65%	9.57%	9.57%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	37.3
Industrial REITs	13.2
Retail REITs	13.2
Health Care REITs	8.5
Residential REITs	6.9
Specialized REITs	4.5
Household Durables	4.2
Diversified REITs	2.2
Health Care Providers & Services	1.7
Others	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
Australia - 12.3
Singapore - 9.4
United Kingdom - 8.8
France - 8.1
Germany - 6.4
Hong Kong - 6.2
United States - 5.2
Belgium - 5.1
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Unibail-Rodamco-Westfield unit	5.2
LEG Immobilien SE	5.1
Wing Tai Holdings Ltd	5.1
Tokyo Tatemono Co Ltd	5.1
Goodman Group unit	4.7
Parkway Life Real Estate Investment Trust	3.3
Charter Hall Retail REIT	2.8
Link REIT	2.7
Health Care & Medical Investment Corp	2.6
Warehouses De Pauw CVA	2.3
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913458.102    1855-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class C : FIRCX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.93%
What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	4.45%	-4.38%	2.57%
Class C	5.45%	-4.38%	2.57%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	8.45%	-1.45%	2.00%
MSCI EAFE Index	24.65%	9.57%	9.57%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	37.3
Industrial REITs	13.2
Retail REITs	13.2
Health Care REITs	8.5
Residential REITs	6.9
Specialized REITs	4.5
Household Durables	4.2
Diversified REITs	2.2
Health Care Providers & Services	1.7
Others	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
Australia - 12.3
Singapore - 9.4
United Kingdom - 8.8
France - 8.1
Germany - 6.4
Hong Kong - 6.2
United States - 5.2
Belgium - 5.1
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Unibail-Rodamco-Westfield unit	5.2
LEG Immobilien SE	5.1
Wing Tai Holdings Ltd	5.1
Tokyo Tatemono Co Ltd	5.1
Goodman Group unit	4.7
Parkway Life Real Estate Investment Trust	3.3
Charter Hall Retail REIT	2.8
Link REIT	2.7
Health Care & Medical Investment Corp	2.6
Warehouses De Pauw CVA	2.3
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913456.102    1853-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class A : FIRAX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.18%
What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.19%	-4.79%	2.58%
Class A (without 5.75% sales charge)	6.30%	-3.66%	3.19%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	8.45%	-1.45%	2.00%
MSCI EAFE Index	24.65%	9.57%	9.57%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	37.3
Industrial REITs	13.2
Retail REITs	13.2
Health Care REITs	8.5
Residential REITs	6.9
Specialized REITs	4.5
Household Durables	4.2
Diversified REITs	2.2
Health Care Providers & Services	1.7
Others	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
Australia - 12.3
Singapore - 9.4
United Kingdom - 8.8
France - 8.1
Germany - 6.4
Hong Kong - 6.2
United States - 5.2
Belgium - 5.1
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Unibail-Rodamco-Westfield unit	5.2
LEG Immobilien SE	5.1
Wing Tai Holdings Ltd	5.1
Tokyo Tatemono Co Ltd	5.1
Goodman Group unit	4.7
Parkway Life Real Estate Investment Trust	3.3
Charter Hall Retail REIT	2.8
Link REIT	2.7
Health Care & Medical Investment Corp	2.6
Warehouses De Pauw CVA	2.3
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913455.102    1851-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class A : FRVBX

This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AA	$ 53	0.92%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 15, 2026 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	32.6
Retail REITs	20.7
Industrial REITs	14.2
Residential REITs	12.6
Health Care REITs	12.3
Real Estate Management & Development	7.0
Diversified Telecommunication Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	9.3
American Tower Corp	8.8
Welltower Inc	7.6
Simon Property Group Inc	5.2
Digital Realty Trust Inc	3.9
CBRE Group Inc Class A	3.7
Kimco Realty Corp	3.7
UDR Inc	3.6
Public Storage	3.4
59.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921617.100    9188-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class M : FRVDX

This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class MA	$ 67	1.17%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 15, 2026 through July 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	32.6
Retail REITs	20.7
Industrial REITs	14.2
Residential REITs	12.6
Health Care REITs	12.3
Real Estate Management & Development	7.0
Diversified Telecommunication Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	9.3
American Tower Corp	8.8
Welltower Inc	7.6
Simon Property Group Inc	5.2
Digital Realty Trust Inc	3.9
CBRE Group Inc Class A	3.7
Kimco Realty Corp	3.7
UDR Inc	3.6
Public Storage	3.4
59.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921619.100    9189-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class C : FRVEX

This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CA	$ 96	1.67%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 15, 2026 through July 31, 2026.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	32.6
Retail REITs	20.7
Industrial REITs	14.2
Residential REITs	12.6
Health Care REITs	12.3
Real Estate Management & Development	7.0
Diversified Telecommunication Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	9.3
American Tower Corp	8.8
Welltower Inc	7.6
Simon Property Group Inc	5.2
Digital Realty Trust Inc	3.9
CBRE Group Inc Class A	3.7
Kimco Realty Corp	3.7
UDR Inc	3.6
Public Storage	3.4
59.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921621.100    9190-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class I : FRVHX

This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$ 38	0.67%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 15, 2026 through July 31, 2026.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	32.6
Retail REITs	20.7
Industrial REITs	14.2
Residential REITs	12.6
Health Care REITs	12.3
Real Estate Management & Development	7.0
Diversified Telecommunication Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	9.3
American Tower Corp	8.8
Welltower Inc	7.6
Simon Property Group Inc	5.2
Digital Realty Trust Inc	3.9
CBRE Group Inc Class A	3.7
Kimco Realty Corp	3.7
UDR Inc	3.6
Public Storage	3.4
59.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921623.100    9191-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class Z : FRVJX

This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ZA	$ 31	0.54%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 15, 2026 through July 31, 2026.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	32.6
Retail REITs	20.7
Industrial REITs	14.2
Residential REITs	12.6
Health Care REITs	12.3
Real Estate Management & Development	7.0
Diversified Telecommunication Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	9.3
American Tower Corp	8.8
Welltower Inc	7.6
Simon Property Group Inc	5.2
Digital Realty Trust Inc	3.9
CBRE Group Inc Class A	3.7
Kimco Realty Corp	3.7
UDR Inc	3.6
Public Storage	3.4
59.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921625.100    9192-TSRA-0926

Item 2.

Code of Ethics

As of the end of the period, July 31, 2026, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$45,100	$-	$10,100	$1,000
Fidelity Real Estate Investment Portfolio	$40,100	$-	$9,100	$900

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$46,100	$-	$9,500	$900
Fidelity Real Estate Investment Portfolio	$39,700	$-	$8,900	$800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2026 A	July 31, 2025 A
Deloitte Entities	$2,608,300	$3,452,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Real Estate Investment Portfolio

Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Real Estate Investment Portfolio
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Csquare Inc (a)	397,200	7,928,112
Real Estate - 99.4%
Health Care REITs - 12.3%
Healthpeak Properties Inc	2,061,400	45,000,362
National Healthcare Properties Inc Class A	497,500	7,606,775
Ventas Inc	1,150,138	107,549,404
Welltower Inc	1,104,155	258,858,099
		419,014,640
Industrial REITs - 14.2%
Americold Realty Trust Inc	1,629,401	22,958,259
Prologis Inc	2,349,914	339,821,064
STAG Industrial Inc Class A	2,192,945	83,902,076
Terreno Realty Corp	554,492	39,729,352
		486,410,751
Real Estate Management & Development - 7.0%
CBRE Group Inc Class A (b)	868,658	127,527,681
Compass Inc Class A (b)	2,611,687	29,747,115
CoStar Group Inc (b)	483,669	13,910,320
Jones Lang LaSalle Inc (b)	171,667	60,946,935
Zillow Group Inc Class C (b)	255,015	8,685,811
		240,817,862
Residential REITs - 12.6%
American Homes 4 Rent Class A	1,910,917	63,862,846
Camden Property Trust	393,619	43,616,921
Equity Residential	1,472,294	97,833,936
Invitation Homes Inc	1,681,691	49,979,857
Sun Communities Inc	422,274	52,142,394
UDR Inc	3,193,775	121,874,454
		429,310,408
Retail REITs - 20.7%
Acadia Realty Trust	576,156	12,946,225
Curbline Properties Corp	305,550	9,362,052
FrontView REIT Inc	693,529	14,106,380
InvenTrust Properties Corp	305,338	10,812,019
Kimco Realty Corp	4,941,133	125,900,069
Macerich Co/The	1,041,936	26,923,626
NNN REIT Inc	1,843,889	87,621,605
Phillips Edison & Co Inc	642,226	27,288,183
Realty Income Corp	1,676,300	107,065,281
Regency Centers Corp	416,548	33,444,639
Simon Property Group Inc	771,400	176,936,019
Tanger Inc	686,278	27,904,063
Urban Edge Properties	1,987,208	45,030,133
		705,340,294
Specialized REITs - 32.6%
American Tower Corp	1,735,957	300,945,506
CubeSmart	648,020	26,866,909
Digital Realty Trust Inc	710,612	133,964,574
Equinix Inc	308,777	314,730,221
Extra Space Storage Inc	117,858	17,447,698
Four Corners Property Trust Inc	932,405	23,869,568
Iron Mountain Inc	573,052	70,095,721
Lamar Advertising Co Class A	89,569	14,327,456
Public Storage	356,686	115,626,901
SBA Communications Corp Class A	291,283	52,716,397
Weyerhaeuser Co	1,653,622	41,390,159
		1,111,981,110
TOTAL REAL ESTATE		3,392,875,065
TOTAL UNITED STATES		3,400,803,177
TOTAL COMMON STOCKS (Cost $2,359,024,913)		3,400,803,177

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	11,382,871	11,385,147
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	1,612,339	1,612,500
TOTAL MONEY MARKET FUNDS (Cost $12,997,273)			12,997,647

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,372,022,186)	3,413,800,824
NET OTHER ASSETS (LIABILITIES) - 0.0%	81,159
NET ASSETS - 100.0%	3,413,881,983

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	11,778,890	418,144,117	418,538,098	756,033	(144)	374	11,385,147	11,382,871
Fidelity Securities Lending Cash Central Fund	-	170,101,838	168,489,338	11,376	-	-	1,612,500	1,612,339
	11,778,890	588,245,955	587,027,436	767,409	(144)	374	12,997,647

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,928,112	7,928,112	-	-
Real Estate	3,392,875,065	3,392,875,065	-	-

Money Market Funds	12,997,647	12,997,647	-	-
Total Investments in Securities:	3,413,800,824	3,413,800,824	-	-
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$3,400,803,177
Investments in securities, at value - affiliated issuers	12,997,647
Receivable for investments sold	3,852,206
Receivable for fund shares sold	2,293,525
Dividends receivable	2,005,481
Distributions receivable from affiliated funds	86,235
Prepaid expenses	354
Receivable from investment adviser for expense reductions	16,768
Other receivables	1,109,134
Total assets	3,423,164,527
Liabilities
Payable for investments purchased	3,255,252
Payable for fund shares redeemed	1,757,127
Accrued management fee	1,698,714
Distribution and service plan fees payable	48,907
Other payables and accrued expenses	51,739
Collateral on securities loaned	1,612,500
Deferred trustees payable	858,305
Total liabilities	9,282,544
Net Assets	$3,413,881,983
Net assets consist of:
Paid in capital	2,320,234,424
Total accumulated earnings (loss)	1,093,647,559
Net Assets	$3,413,881,983

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($77,976,386/1,792,409 shares) a	$43.50
Maximum offering price per share (100/94.25 of $43.50)	$46.16
Class M
Net Asset Value and redemption price per share ($69,679,811/1,602,402 shares) a	$43.48
Maximum offering price per share (100/96.50 of $43.48)	$45.06
Class C
Net Asset Value and offering price per share ($4,168,532/95,967 shares) a	$43.44
Fidelity® Real Estate Investment Portfolio
Net Asset Value, offering price and redemption price per share ($3,218,828,759/73,929,054 shares)	$43.54
Class I
Net Asset Value, offering price and redemption price per share ($27,259,550/626,154 shares)	$43.53
Class Z
Net Asset Value, offering price and redemption price per share ($15,968,945/366,976 shares)	$43.52

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	2,359,024,913
Affiliated issuers, cost	12,997,273
Securities loaned, market value	1,497,000
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$91,870,625
Dividends - affiliated issuers	767,409
Security lending income - unaffiliated issuers	41
Total investment income	92,638,075
Expenses
Management fee	19,062,168
Distribution and service plan fees	300,549
Custodian fees and expenses	30,630
Independent trustees' fees and expenses	10,925
Registration fees	179,629
Audit	55,228
Legal	15,669
Interest	3,022
Commitment fee	4,511
Miscellaneous	6,942
Total expenses	19,669,273
Expense reimbursements and reductions	(92,894)
Total expenses after reductions	19,576,379
Net investment income (loss)	73,061,696
Net realized gain (loss)
Investments - unaffiliated issuers	50,961,104
Investments - affiliated issuers	(144)
Net realized gain (loss)	50,960,960
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	344,027,061
Investments - affiliated issuers	374
Total change in net unrealized appreciation (depreciation)	344,027,435
Net gain (loss)	394,988,395
Net increase (decrease) in net assets resulting from operations	$468,050,091
Other Information
Income from securities lending - Affiliated Issuers	11,376

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,061,696	$70,276,193
Net realized gain (loss)	50,960,960	146,202,936
Change in net unrealized appreciation (depreciation)	344,027,435	(159,028,274)
Net increase (decrease) in net assets resulting from operations	468,050,091	57,450,855
Distributions to shareholders
Distributions to shareholders	(138,984,247)	(159,416,642)
Total distributions	(138,984,247)	(159,416,642)
Net increase (decrease) in net assets resulting from share transactions	(71,323,643)	638,932,700
Total increase (decrease) in net assets	257,742,201	536,966,913
Net Assets
Beginning of period	3,156,139,782	2,619,172,869
End of period	$3,413,881,983	$3,156,139,782
Financial Highlights
Fidelity Advisor® Real Estate Fund Class A

Years ended July 31,	2026 A
Selected Per Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B, C	.44
Net realized and unrealized gain (loss)	4.02
Total from investment operations	4.46
Distributions
Distributions from net investment income	(.15)
Total distributions	(.15)
Net asset value, end of period	$43.50
Total Return D, E, F	11.38%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.92% I
Ratio of expenses to average net assets net of fee waivers, if any	.92% I
Ratio of expenses to average net assets net of all reductions, if any	.92% I
Ratio of net investment income (loss) to average net assets	1.96% I
Net assets, end of period	$77,976,386
Portfolio turnover rate K	30% J

AFor the period January 15, 2026 (commencement of sale of shares) through July 31, 2026.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class M

Years ended July 31,	2026 A
Selected Per Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B, C	.38
Net realized and unrealized gain (loss)	4.02
Total from investment operations	4.40
Distributions
Distributions from net investment income	(.11)
Total distributions	(.11)
Net asset value, end of period	$43.48
Total Return D, E, F	11.24%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.17% I
Ratio of expenses to average net assets net of fee waivers, if any	1.17% I
Ratio of expenses to average net assets net of all reductions, if any	1.17% I
Ratio of net investment income (loss) to average net assets	1.71% I
Net assets, end of period	$69,679,811
Portfolio turnover rate K	30% J

AFor the period January 15, 2026 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class C

Years ended July 31,	2026 A
Selected Per Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B, C	.27
Net realized and unrealized gain (loss)	4.02
Total from investment operations	4.29
Distributions
Distributions from net investment income	(.04)
Total distributions	(.04)
Net asset value, end of period	$43.44
Total Return D, E, F	10.94%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.68% I
Ratio of expenses to average net assets net of fee waivers, if any	1.67% I
Ratio of expenses to average net assets net of all reductions, if any	1.67% I
Ratio of net investment income (loss) to average net assets	1.21% I
Net assets, end of period	$4,168,532
Portfolio turnover rate K	30% J

AFor the period January 15, 2026 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Real Estate Investment Portfolio

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$39.21	$40.14	$39.16	$47.48	$50.45
Income from Investment Operations
Net investment income (loss) A, B	.95	.91	.90	.95	.72
Net realized and unrealized gain (loss)	5.15	.35	2.78	(5.36)	(1.69)
Total from investment operations	6.10	1.26	3.68	(4.41)	(.97)
Distributions
Distributions from net investment income	(.88)	(.85)	(.92)	(.75)	(.42)
Distributions from net realized gain	(.88)	(1.34)	(1.79)	(3.15)	(1.58)
Total distributions	(1.77) C	(2.19)	(2.70) C	(3.91) C	(2.00)
Net asset value, end of period	$43.54	$39.21	$40.14	$39.16	$47.48
Total Return D	16.14%	3.17%	10.28%	(9.38)%	(2.22)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.62%	.64%	.70%	.72%	.71%
Ratio of expenses to average net assets net of fee waivers, if any	.62%	.64%	.69%	.72%	.71%
Ratio of expenses to average net assets net of all reductions, if any	.62%	.64%	.69%	.72%	.71%
Ratio of net investment income (loss) to average net assets	2.36%	2.27%	2.47%	2.38%	1.47%
Net assets, end of period	$3,218,828,759	$3,156,139,782	$2,619,172,869	$2,826,404,488	$5,119,756,343
Portfolio turnover rate H	30% G	35%	34%	13%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class I

Years ended July 31,	2026 A
Selected Per Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B, C	.50
Net realized and unrealized gain (loss)	4.02
Total from investment operations	4.52
Distributions
Distributions from net investment income	(.18)
Total distributions	(.18)
Net asset value, end of period	$43.53
Total Return D, E	11.55%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.67% H
Ratio of expenses to average net assets net of fee waivers, if any	.67% H
Ratio of expenses to average net assets net of all reductions, if any	.67% H
Ratio of net investment income (loss) to average net assets	2.22% H
Net assets, end of period	$27,259,550
Portfolio turnover rate J	30% I

AFor the period January 15, 2026 (commencement of sale of shares) through July 31, 2026.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class Z

Years ended July 31,	2026 A
Selected Per Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B, C	.53
Net realized and unrealized gain (loss)	4.03
Total from investment operations	4.56
Distributions
Distributions from net investment income	(.23)
Total distributions	(.23)
Net asset value, end of period	$43.52
Total Return D, E	11.65%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.55% H
Ratio of expenses to average net assets net of fee waivers, if any	.54% H
Ratio of expenses to average net assets net of all reductions, if any	.54% H
Ratio of net investment income (loss) to average net assets	2.33% H
Net assets, end of period	$15,968,945
Portfolio turnover rate J	30% I

AFor the period January 15, 2026 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Real Estate Investment Portfolio	Class A, Class M, Class C, Fidelity® Real Estate Investment Portfolio, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

During the reporting period the class(es) listed below commenced sale of shares.

Class Name	Commencement Date
Class A	1/15/2026
Class M	1/15/2026
Class C	1/15/2026
Class I	1/15/2026
Class Z	1/15/2026

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: certain corporate actions, deferred Trustee compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Real Estate Investment Portfolio	2,385,055,765	1,114,068,631	(85,323,573)	1,028,745,058

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Real Estate Investment Portfolio	17,018,193	48,285,217	1,028,745,058

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Real Estate Investment Portfolio	67,591,304	71,392,943	138,984,247

July 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Real Estate Investment Portfolio	68,845,889	90,570,753	159,416,642

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Real Estate Investment Portfolio	929,102,359	1,231,170,061

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class . The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Real Estate Investment Portfolio
Class A	0.72%
Class M	0.72%
Class C	0.72%
Fidelity® Real Estate Investment Portfolio	0.69%
Class I	0.71%
Class Z	0.56%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Real Estate Investment Portfolio
Class A	0.66
Class M	0.66
Class C	0.66
Fidelity® Real Estate Investment Portfolio	0.61
Class I	0.66
Class Z	0.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Real Estate Investment Portfolio
Class A	-	.25	99,347	3,126
Class M	.25	.25	179,919	852
Class C	.75	.25	21,283	2,470
			300,549	6,448

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Real Estate Investment Portfolio
Class A A	5.75	1.00	9,569
Class M A	3.50	.25	2,196
Class C B	-	1.00	46
			11,811

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Real Estate Investment Portfolio	$858,305

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Real Estate Investment Portfolio	18,121

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Real Estate Investment Portfolio	Borrower	11,806,000	4.61	3,022

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Real Estate Investment Portfolio	81,329,349	125,944,279	23,128,027

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Real Estate Investment Portfolio	1,197	-	-

  7. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and/or a portion of class-level operating expenses as presented in the table below.

Reimbursement /Waiver ($)
Fidelity® Real Estate Investment Portfolio
Class A	2,179
Class M	1,990
Class C	117
Fidelity® Real Estate Investment Portfolio	86,748
Class I	777
Class Z	165

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Real Estate Investment Portfolio	918

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025
Fidelity® Real Estate Investment Portfolio
Class A (Commencement of sale of shares January 15, 2026)	265,486	-
Class M (Commencement of sale of shares January 15, 2026)	181,586	-
Class C (Commencement of sale of shares January 15, 2026)	3,348	-
Fidelity® Real Estate Investment Portfolio	138,365,047	159,416,642
Class I (Commencement of sale of shares January 15, 2026)	115,527	-
Class Z (Commencement of sale of shares January 15, 2026)	53,253	-
Total	138,984,247	159,416,642

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® Real Estate Investment Portfolio
Class A (Commencement of sale of shares January 15, 2026)
Shares sold	99,739	-	5,948,366	-
Issued in exchange for the shares of the Acquired Fund(s)	1,912,033	-	72,224,865	-
Reinvestment of distributions	6,163	-	261,689	-
Shares redeemed	(225,526)	-	(9,277,440)	-
Net increase (decrease)	1,792,409	-	69,157,480	-
Class M (Commencement of sale of shares January 15, 2026)
Shares sold	883,828	-	34,102,599	-
Issued in exchange for the shares of the Acquired Fund(s)	885,318	-	34,367,989	-
Reinvestment of distributions	4,270	-	181,270	-
Shares redeemed	(171,014)	-	(7,060,183)	-
Net increase (decrease)	1,602,402	-	61,591,675	-
Class C (Commencement of sale of shares January 15, 2026)
Shares sold	8,480	-	340,005	-
Issued in exchange for the shares of the Acquired Fund(s)	102,109	-	3,962,833	-
Reinvestment of distributions	79	-	3,347	-
Shares redeemed	(14,701)	-	(609,931)	-
Net increase (decrease)	95,967	-	3,696,254	-
Fidelity® Real Estate Investment Portfolio
Shares sold	12,437,701	47,386,585	504,725,556	1,908,819,176
Reinvestment of distributions	2,487,677	3,259,942	96,677,853	128,651,744
Shares redeemed	(21,497,206)	(35,396,530)	(846,468,261)	(1,398,538,220)
Net increase (decrease)	(6,571,828)	15,249,997	(245,064,852)	638,932,700
Class I (Commencement of sale of shares January 15, 2026)
Shares sold	58,323	-	2,306,770	-
Issued in exchange for the shares of the Acquired Fund(s)	660,394	-	25,643,079	-
Reinvestment of distributions	2,665	-	113,177	-
Shares redeemed	(95,228)	-	(3,931,994)	-
Net increase (decrease)	626,154	-	24,131,032	-
Class Z (Commencement of sale of shares January 15, 2026)
Shares sold	264,215	-	11,245,638	-
Issued in exchange for the shares of the Acquired Fund(s)	133,126	-	5,169,304	-
Reinvestment of distributions	928	-	39,383	-
Shares redeemed	(31,293)	-	(1,289,557)	-
Net increase (decrease)	366,976	-	15,164,768	-

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

  12. Reorganization Information.
On January 23, 2026, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Real Estate Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees.  The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on January 15, 2026. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.  The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Real Estate Fund	176,153,147	30,677,068
Class A			74,224,865	4,909,458	0.3894590417
Class M			34,367,989	2,287,559	0.3870144256
Class C			3,962,833	280,521	0.3639963927
Class I			25,643,079	1,656,691	0.3986221993
Class Z			5,169,304	335,038	0.3973474118

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity® Real Estate Investment Portfolio	2,893,960,932	3,037,329,002

Pro forma results of operations of the combined entity for the entire period ended July 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$75,105,244
Total net realized gain (loss)	49,737,526
Total change in net unrealized appreciation (depreciation)	348,379,508
Net increase (decrease) in net assets resulting from operations	$473,222,278

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's accompanying Statement of Operations since January 23, 2026.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity Real Estate Investment Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Investment Portfolio (the "Fund"), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Fidelity® Real Estate Investment Portfolio (Acquiring Fund) hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2026, $53,013,087, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor® Real Estate Fund (Target Fund) hereby designates as a capital gain dividend with respect to the taxable year ended January 23, 2026, $327,644, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity® Real Estate Investment Portfolio (Acquiring Fund): A total of 0.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity® Real Estate Investment Portfolio (Acquiring Fund) designates $606,578 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Advisor® Real Estate Fund (Target Fund) designates $13,345 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity® Real Estate Investment Portfolio (Acquiring Fund) designates 1% of dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity® Real Estate Investment Portfolio (Acquiring Fund): Class A designates 0.30%; Class M designates 0.40%; Class C designates 1.25%; Fidelity® Real Estate Investment Portfolio designates 0.24%; Class I designates 0.24%; and Class Z designates 0.20% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity® Real Estate Investment Portfolio (Acquiring Fund): Class A designates 0%, 0% and 99.71%; Class M designates 0%, 0% and 99.61%; Class C designates 0%, 0% and 98.76%; Fidelity® Real Estate Investment Portfolio designates 90.53%, 100% and 99.77%; Class I designates 0%, 0% and 99.77%; and Class Z designates 0%, 0% and 98.72% of the dividends distributed in September, December, and June, respectively during the fiscal year as a section 199A dividend.

Fidelity Advisor® Real Estate Fund (Target Fund): Class A designates 95.63% and 100%; Class C designates 100% and 100%; Class I designates 86.16% and 100%; Class M designates 100% and 100%; and Class Z designates 80.58% and 100% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate Investment Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class generally determined by selecting the largest non-12b-1 class by asset total in a given fund category; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of a representative class (the retail class), the Board considered the effective management fee rate for the retail class, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons of the retail class of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.700141.129
REA-ANN-0926
Fidelity® International Real Estate Fund

Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® International Real Estate Fund
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 94.8%
	Shares	Value ($)
AUSTRALIA - 12.3%
Real Estate - 12.3%
Diversified REITs - 1.7%
Stockland unit	1,810,294	5,418,884
Industrial REITs - 4.7%
Goodman Group unit	734,749	15,296,692
Residential REITs - 1.2%
Ingenia Communities Group unit	1,300,598	3,967,661
Retail REITs - 2.8%
Charter Hall Retail REIT	3,146,695	8,894,071
Specialized REITs - 1.9%
Arena REIT unit	2,752,949	6,149,218
TOTAL AUSTRALIA		39,726,526
BELGIUM - 5.1%
Real Estate - 5.1%
Industrial REITs - 3.8%
Montea NV	61,761	4,842,939
Warehouses De Pauw CVA	286,779	7,381,207
		12,224,146
Real Estate Management & Development - 1.3%
Inclusio SA	224,158	4,316,746
TOTAL BELGIUM		16,540,892
BRAZIL - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
LOG Commercial Properties e Participacoes SA	464,333	2,329,382
CANADA - 3.2%
Health Care - 1.2%
Health Care Providers & Services - 1.2%
Chartwell Retirement Residences	98,200	1,582,436
Extendicare Inc (a)	29,000	733,973
Sienna Senior Living Inc (a)	97,800	1,555,061
TOTAL HEALTH CARE		3,871,470
Real Estate - 2.0%
Industrial REITs - 0.5%
Dream Industrial Real Estate Investment Trust (a)	153,100	1,571,573
Residential REITs - 1.0%
Boardwalk Real Estate Investment Trust (a)	34,400	1,625,709
Killam Apartment Real Estate Investment Trust (a)	117,500	1,558,173
		3,183,882
Retail REITs - 0.5%
Primaris Real Estate Investment Trust (a)	97,200	1,588,509
TOTAL REAL ESTATE		6,343,964
TOTAL CANADA		10,215,434
FINLAND - 1.2%
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Cityvarasto Oyj	221,475	3,856,448
FRANCE - 8.1%
Real Estate - 8.1%
Industrial REITs - 1.2%
ARGAN SA	45,204	3,951,226
Retail REITs - 6.9%
Mercialys SA	399,400	5,526,817
Unibail-Rodamco-Westfield unit	137,400	16,684,028
		22,210,845
TOTAL FRANCE		26,162,071
GERMANY - 6.4%
Real Estate - 6.4%
Real Estate Management & Development - 6.4%
Instone Real Estate Group SE (c)(d)	473,076	4,211,473
LEG Immobilien SE (a)	275,856	16,557,279

TOTAL GERMANY		20,768,752
GREECE - 0.7%
Industrials - 0.4%
Construction & Engineering - 0.4%
GEK TERNA SA	27,400	1,428,785
Real Estate - 0.3%
Retail REITs - 0.3%
Trade Estates Real Estate Investment SA	412,089	917,137
TOTAL GREECE		2,345,922
HONG KONG - 6.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Magnificent Hotel Investment Ltd (b)	51,423,000	432,765
Information Technology - 0.4%
IT Services - 0.4%
SUNeVision Holdings Ltd (a)	2,184,000	1,345,088
Real Estate - 5.7%
Real Estate Management & Development - 3.0%
CK Asset Holdings Ltd	418,500	2,552,923
Great Eagle Holdings Ltd	785,541	1,588,631
TAI Cheung Holdings Ltd	10,404,116	4,470,809
Wing Tai Properties Ltd	3,448,000	879,323
		9,491,686
Retail REITs - 2.7%
Link REIT (a)	1,732,300	8,641,178
TOTAL REAL ESTATE		18,132,864
TOTAL HONG KONG		19,910,717
IRELAND - 3.8%
Consumer Discretionary - 2.4%
Household Durables - 2.4%
Cairn Homes PLC (Ireland)	1,712,500	4,808,564
Glenveagh Properties PLC (b)(c)(d)	1,125,159	3,094,483
TOTAL CONSUMER DISCRETIONARY		7,903,047
Real Estate - 1.4%
Residential REITs - 1.4%
Irish Residential Properties Reit PLC	3,519,300	4,399,176
TOTAL IRELAND		12,302,223
JAPAN - 20.2%
Industrials - 0.5%
Ground Transportation - 0.5%
East Japan Railway Co	77,400	1,780,861
Real Estate - 19.7%
Health Care REITs - 2.6%
Health Care & Medical Investment Corp (a)	12,587	8,315,995
Industrial REITs - 1.8%
Japan Logistics Fund Inc (a)	6,000	3,720,608
Mitsui Fudosan Logistics Park Inc (a)	3,000	2,032,049
		5,752,657
Real Estate Management & Development - 12.4%
Hulic Co Ltd	555,300	6,105,384
JINUSHI Co Ltd	44,700	813,117
Katitas Co Ltd	114,300	2,421,773
Nomura Real Estate Holdings Inc	692,600	3,980,006
Star Mica Holdings Co Ltd	47,900	455,964
Starts Corp Inc	106,600	3,160,976
Tokyo Tatemono Co Ltd	773,000	16,311,282
Tosei Corp	591,900	6,715,886
		39,964,388
Residential REITs - 2.9%
Advance Residence Investment Corp (a)	7,000	6,494,834
Comforia Residential REIT Inc (a)(e)	4,621	2,961,747
		9,456,581
TOTAL REAL ESTATE		63,489,621
TOTAL JAPAN		65,270,482
MEXICO - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Corp Inmobiliaria Vesta SAB de CV (a)	662,200	2,295,973
NETHERLANDS - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
CTP NV (c)(d)	88,199	1,584,590
NEW ZEALAND - 1.2%
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Ryman Healthcare Ltd (b)	1,310,311	1,653,684
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Auckland International Airport Ltd	338,634	1,736,248
Real Estate - 0.2%
Diversified REITs - 0.2%
Stride Property Group unit	740,632	502,503
TOTAL NEW ZEALAND		3,892,435
SINGAPORE - 9.4%
Real Estate - 9.4%
Diversified REITs - 0.3%
Stoneweg Europe Stapled Trust unit	548,500	1,006,213
Health Care REITs - 3.3%
Parkway Life Real Estate Investment Trust	3,253,600	10,706,916
Real Estate Management & Development - 5.8%
Singapore Land Group Ltd	873,595	2,248,436
Wing Tai Holdings Ltd	13,497,022	16,500,597
		18,749,033
TOTAL SINGAPORE		30,462,162
SPAIN - 1.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (c)(d)	70,500	2,190,016
Consumer Discretionary - 0.8%
Household Durables - 0.8%
Neinor Homes SA (c)(d)	138,243	2,525,132
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Inmobiliaria del Sur SA	18,027	340,921
TOTAL SPAIN		5,056,069
SWEDEN - 4.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
SkiStar AB B Shares	47,500	831,058
Real Estate - 4.0%
Real Estate Management & Development - 4.0%
Heba Fastighets AB B Shares	569,847	1,466,179
Intea Fastigheter AB B Shares	395,600	3,066,023
John Mattson Fastighetsforetagen AB	155,100	972,408
Logistea AB B Shares	2,873,100	4,018,997
Stendorren Fastigheter AB B Shares (a)(b)	170,536	3,266,658
TOTAL REAL ESTATE		12,790,265
TOTAL SWEDEN		13,621,323
SWITZERLAND - 0.5%
Industrials - 0.3%
Ground Transportation - 0.3%
Jungfraubahn Holding AG	2,510	808,776
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Infracore SA	11,800	773,579
TOTAL SWITZERLAND		1,582,355
UNITED KINGDOM - 8.8%
Consumer Discretionary - 1.0%
Household Durables - 1.0%
Bellway PLC	58,284	1,561,619
Persimmon PLC	117,300	1,750,068
TOTAL CONSUMER DISCRETIONARY		3,311,687
Real Estate - 7.8%
Health Care REITs - 2.6%
Primary Health Properties PLC	2,574,958	3,277,792
Target Healthcare REIT PLC	3,179,800	4,851,272
		8,129,064
Industrial REITs - 1.2%
LondonMetric Property PLC	1,501,829	3,971,265
Real Estate Management & Development - 1.0%
Harworth Group PLC	1,912,346	3,360,883
Residential REITs - 0.4%
Grainger PLC	580,546	1,365,341
Specialized REITs - 2.6%
Big Yellow Group PLC (The)	332,900	3,981,911
Safestore Holdings PLC	499,914	4,146,987
		8,128,898
TOTAL REAL ESTATE		24,955,451
TOTAL UNITED KINGDOM		28,267,138
TOTAL COMMON STOCKS (Cost $298,624,254)		306,190,894

Money Market Funds - 14.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	13,396,929	13,399,608
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	33,747,159	33,750,534
TOTAL MONEY MARKET FUNDS (Cost $47,150,142)			47,150,142

TOTAL INVESTMENT IN SECURITIES - 109.4% (Cost $345,774,396)	353,341,036
NET OTHER ASSETS (LIABILITIES) - (9.4)%	(30,360,744)
NET ASSETS - 100.0%	322,980,292

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,605,694 or 4.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,605,694 or 4.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	13,588,431	148,581,872	148,768,195	249,600	(2,501)	1	13,399,608	13,396,929
Fidelity Securities Lending Cash Central Fund	22,164,753	208,871,818	197,286,298	77,721	261	-	33,750,534	33,747,159
	35,753,184	357,453,690	346,054,493	327,321	(2,240)	1	47,150,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,190,016	-	2,190,016	-
Consumer Discretionary	15,003,689	15,003,689	-	-
Health Care	5,525,154	3,871,470	1,653,684	-
Industrials	5,754,670	2,237,561	3,517,109	-
Information Technology	1,345,088	1,345,088	-	-
Real Estate	276,372,277	142,191,465	134,180,812	-

Money Market Funds	47,150,142	47,150,142	-	-
Total Investments in Securities:	353,341,036	211,799,415	141,541,621	-
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$306,190,894
Investments in securities, at value - affiliated issuers	47,150,142
Foreign currency held at value	900,411
Receivable for investments sold	1,611
Receivable for fund shares sold	23,399
Dividends receivable	1,661,722
Reclaims receivable	1,781,138
Distributions receivable from affiliated funds	38,075
Prepaid expenses	33
Other receivables	5
Total assets	357,747,430
Liabilities
Payable for investments purchased	332,534
Payable for investments purchased, delayed delivery	76,671
Payable for fund shares redeemed	337,869
Accrued management fee	207,405
Distribution and service plan fees payable	3,573
Other payables and accrued expenses	58,813
Collateral on securities loaned	33,750,273
Total liabilities	34,767,138
Net Assets	$322,980,292
Net assets consist of:
Paid in capital	503,952,210
Total accumulated earnings (loss)	(180,971,918)
Net Assets	$322,980,292

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($10,529,653/1,023,250 shares) a	$10.29
Maximum offering price per share (100/94.25 of $10.29)	$10.92
Class M
Net Asset Value and redemption price per share ($1,231,442/120,742 shares) a	$10.20
Maximum offering price per share (100/96.50 of $10.20)	$10.57
Class C
Net Asset Value and offering price per share ($1,068,356/107,128 shares) a	$9.97
Fidelity® International Real Estate Fund
Net Asset Value, offering price and redemption price per share ($150,135,257/14,331,793 shares)	$10.48
Class I
Net Asset Value, offering price and redemption price per share ($28,169,890/2,704,758 shares)	$10.41
Class Z
Net Asset Value, offering price and redemption price per share ($131,845,694/12,685,583 shares)	$10.39

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	298,624,254
Affiliated issuers, cost	47,150,142
Foreign currency holdings, cost	897,914
Securities loaned, market value	33,425,052
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$12,998,579
Dividends - affiliated issuers	327,321
Security lending income - unaffiliated issuers	10,089
Total investment income	13,335,989
Foreign taxes withheld	(1,178,482)
Total investment income net of foreign taxes	12,157,507
Expenses
Management fee	2,643,626
Distribution and service plan fees	45,026
Custodian fees and expenses	35,499
Independent trustees' fees and expenses	1,179
Registration fees	110,825
Audit	91,894
Legal	589
Interest	8,849
Commitment fee	486
Miscellaneous	546
Total expenses	2,938,519
Net investment income (loss)	9,218,988
Net realized gain (loss)
Investments - unaffiliated issuers	16,158,091
Investments - affiliated issuers	(2,240)
Foreign currency transactions	15,200
Net realized gain (loss)	16,171,051
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(4,053,360)
Investments - affiliated issuers	1
Assets and liabilities in foreign currencies	49,086
Total change in net unrealized appreciation (depreciation)	(4,004,273)
Net gain (loss)	12,166,778
Net increase (decrease) in net assets resulting from operations	$21,385,766
Other Information
Income from securities lending - Affiliated Issuers	77,721
Realized gain loss on foreign taxes	35

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,218,988	$9,965,341
Net realized gain (loss)	16,171,051	(6,498,378)
Change in net unrealized appreciation (depreciation)	(4,004,273)	13,030,131
Net increase (decrease) in net assets resulting from operations	21,385,766	16,497,094
Distributions to shareholders
Distributions to shareholders	(10,211,488)	(16,333,476)
Total distributions	(10,211,488)	(16,333,476)
Net increase (decrease) in net assets resulting from share transactions	(12,974,832)	(161,108,061)
Total increase (decrease) in net assets	(1,800,554)	(160,944,443)
Net Assets
Beginning of period	324,780,846	485,725,289
End of period	$322,980,292	$324,780,846
Financial Highlights
Fidelity Advisor® International Real Estate Fund Class A

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.95	$9.99	$10.12	$11.88	$14.84
Income from Investment Operations
Net investment income (loss) A, B	.25	.26	.26	.19	.18
Net realized and unrealized gain (loss)	.38	.15	(.23)	(1.52)	(2.39)
Total from investment operations	.63	.41	.03	(1.33)	(2.21)
Distributions
Distributions from net investment income	(.29)	(.45)	(.16)	(.03)	(.52)
Distributions from net realized gain	-	-	-	(.40)	(.23)
Total distributions	(.29)	(.45)	(.16)	(.43)	(.75)
Net asset value, end of period	$10.29	$9.95	$9.99	$10.12	$11.88
Total Return C, D	6.30%	4.19%	.37%	(11.35)%	(15.76)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	1.18%	1.18%	1.22%	1.25%	1.23%
Ratio of expenses to average net assets net of fee waivers, if any	1.18%	1.18%	1.20%	1.20%	1.22%
Ratio of expenses to average net assets net of all reductions, if any	1.18%	1.18%	1.20%	1.19%	1.22%
Ratio of net investment income (loss) to average net assets	2.39%	2.70%	2.70%	1.91%	1.33%
Net assets, end of period	$10,529,653	$10,388,049	$11,353,341	$12,875,160	$16,274,106
Portfolio turnover rate G	99%	77%	84%	52%	47%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class M

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.86	$9.90	$10.01	$11.76	$14.71
Income from Investment Operations
Net investment income (loss) A, B	.22	.23	.23	.17	.14
Net realized and unrealized gain (loss)	.38	.15	(.22)	(1.52)	(2.37)
Total from investment operations	.60	.38	.01	(1.35)	(2.23)
Distributions
Distributions from net investment income	(.26)	(.42)	(.12)	-	(.49)
Distributions from net realized gain	-	-	-	(.40)	(.23)
Total distributions	(.26)	(.42)	(.12)	(.40)	(.72)
Net asset value, end of period	$10.20	$9.86	$9.90	$10.01	$11.76
Total Return C, D	6.03%	3.97%	.15%	(11.60)%	(16.01)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.43%	1.43%	1.47%	1.52%	1.53%
Ratio of expenses to average net assets net of fee waivers, if any	1.43%	1.43%	1.45%	1.45%	1.51%
Ratio of expenses to average net assets net of all reductions, if any	1.43%	1.43%	1.45%	1.43%	1.51%
Ratio of net investment income (loss) to average net assets	2.13%	2.45%	2.45%	1.66%	1.04%
Net assets, end of period	$1,231,442	$1,313,332	$1,660,719	$1,967,391	$2,804,367
Portfolio turnover rate G	99%	77%	84%	52%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class C

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.66	$9.70	$9.75	$11.52	$14.43
Income from Investment Operations
Net investment income (loss) A, B	.17	.18	.18	.11	.07
Net realized and unrealized gain (loss)	.36	.15	(.22)	(1.48)	(2.32)
Total from investment operations	.53	.33	(.04)	(1.37)	(2.25)
Distributions
Distributions from net investment income	(.22)	(.37)	(.01)	-	(.43)
Distributions from net realized gain	-	-	-	(.40)	(.23)
Total distributions	(.22)	(.37)	(.01)	(.40)	(.66)
Net asset value, end of period	$9.97	$9.66	$9.70	$9.75	$11.52
Total Return C, D	5.45%	3.53%	(.42)%	(12.03)%	(16.40)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.93%	1.93%	1.97%	2.02%	2.02%
Ratio of expenses to average net assets net of fee waivers, if any	1.93%	1.93%	1.95%	1.95%	2.01%
Ratio of expenses to average net assets net of all reductions, if any	1.93%	1.93%	1.95%	1.94%	2.01%
Ratio of net investment income (loss) to average net assets	1.63%	1.95%	1.95%	1.16%	.55%
Net assets, end of period	$1,068,356	$1,026,492	$1,208,905	$1,487,395	$2,086,530
Portfolio turnover rate G	99%	77%	84%	52%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the contingent deferred sales charge.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Real Estate Fund

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.12	$10.14	$10.28	$12.06	$15.04
Income from Investment Operations
Net investment income (loss) A, B	.28	.29	.29	.22	.22
Net realized and unrealized gain (loss)	.39	.16	(.24)	(1.55)	(2.42)
Total from investment operations	.67	.45	.05	(1.33)	(2.20)
Distributions
Distributions from net investment income	(.31)	(.47)	(.19)	(.04)	(.54)
Distributions from net realized gain	-	-	-	(.40)	(.24)
Total distributions	(.31)	(.47)	(.19)	(.45) C	(.78)
Net asset value, end of period	$10.48	$10.12	$10.14	$10.28	$12.06
Total Return D	6.67%	4.58%	.60%	(11.19)%	(15.50)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.88%	.88%	.95%	.98%	.95%
Ratio of expenses to average net assets net of fee waivers, if any	.88%	.88%	.94%	.95%	.94%
Ratio of expenses to average net assets net of all reductions, if any	.88%	.88%	.94%	.95%	.94%
Ratio of net investment income (loss) to average net assets	2.69%	3.00%	2.95%	2.15%	1.61%
Net assets, end of period	$150,135,257	$155,324,317	$167,627,337	$223,673,869	$316,202,687
Portfolio turnover rate G	99%	77%	84%	52%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class I

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.07	$10.08	$10.22	$11.98	$14.94
Income from Investment Operations
Net investment income (loss) A, B	.28	.29	.29	.22	.22
Net realized and unrealized gain (loss)	.38	.16	(.24)	(1.54)	(2.40)
Total from investment operations	.66	.45	.05	(1.32)	(2.18)
Distributions
Distributions from net investment income	(.32)	(.46)	(.19)	(.04)	(.54)
Distributions from net realized gain	-	-	-	(.40)	(.24)
Total distributions	(.32)	(.46)	(.19)	(.44)	(.78)
Net asset value, end of period	$10.41	$10.07	$10.08	$10.22	$11.98
Total Return C	6.51%	4.58%	.64%	(11.15)%	(15.46)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.91%	.90%	.92%	.92%	.92%
Ratio of expenses to average net assets net of fee waivers, if any	.91%	.90%	.91%	.91%	.91%
Ratio of expenses to average net assets net of all reductions, if any	.91%	.90%	.91%	.91%	.91%
Ratio of net investment income (loss) to average net assets	2.66%	2.98%	2.99%	2.19%	1.64%
Net assets, end of period	$28,169,890	$27,780,189	$38,799,991	$58,591,837	$95,001,694
Portfolio turnover rate F	99%	77%	84%	52%	47%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class Z

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.05	$10.06	$10.21	$11.97	$14.93
Income from Investment Operations
Net investment income (loss) A, B	.29	.30	.30	.23	.23
Net realized and unrealized gain (loss)	.38	.15	(.23)	(1.53)	(2.39)
Total from investment operations	.67	.45	.07	(1.30)	(2.16)
Distributions
Distributions from net investment income	(.33)	(.46)	(.22)	(.06)	(.55)
Distributions from net realized gain	-	-	-	(.40)	(.25)
Total distributions	(.33)	(.46)	(.22)	(.46)	(.80)
Net asset value, end of period	$10.39	$10.05	$10.06	$10.21	$11.97
Total Return C	6.63%	4.66%	.78%	(11.01)%	(15.35)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.79%	.78%	.80%	.80%	.79%
Ratio of expenses to average net assets net of fee waivers, if any	.79%	.78%	.79%	.80%	.79%
Ratio of expenses to average net assets net of all reductions, if any	.79%	.78%	.79%	.80%	.79%
Ratio of net investment income (loss) to average net assets	2.79%	3.10%	3.11%	2.30%	1.76%
Net assets, end of period	$131,845,694	$128,948,467	$265,074,996	$263,312,951	$412,765,203
Portfolio turnover rate F	99%	77%	84%	52%	47%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® International Real Estate Fund	Class A, Class M, Class C, Fidelity® International Real Estate Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Fund is subject to a tax imposed on capital gains by certain countries in which the Fund invests. Any estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain foreign taxes, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® International Real Estate Fund	351,083,760	27,688,783	(25,431,507)	2,257,276

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® International Real Estate Fund	8,486,116	(191,828,051)	2,370,018

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® International Real Estate Fund	(44,126,757)	(147,701,293)	(191,828,050)

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® International Real Estate Fund	10,211,488	10,211,488

July 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® International Real Estate Fund	16,333,476	16,333,476

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® International Real Estate Fund	326,809,314	341,090,175

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class . The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® International Real Estate Fund
Class A	0.88%
Class M	0.88%
Class C	0.88%
Fidelity® International Real Estate Fund	0.88%
Class I	0.84%
Class Z	0.72%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® International Real Estate Fund
Class A	0.86
Class M	0.86
Class C	0.86
Fidelity® International Real Estate Fund	0.81
Class I	0.84
Class Z	0.72

Sub-Adviser. FMR Investment Management (UK) Limited, serves as sub-adviser for the Fund. Sub-advisers provide discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® International Real Estate Fund
Class A	-	.25	27,360	988
Class M	.25	.25	6,623	68
Class C	.75	.25	11,043	2,204
			45,026	3,260

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® International Real Estate Fund
Class A A	5.75	1.00	5,611
Class M A	3.50	.25	89
Class C B	-	1.00	32
			5,732

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® International Real Estate Fund	486

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® International Real Estate Fund	Borrower	6,909,727	4.19	8,849

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® International Real Estate Fund	1,913,041	6,089,838	(9,847)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity® International Real Estate Fund	1,723

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® International Real Estate Fund	9,479	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® International Real Estate Fund	1,566,000

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025

Fidelity® International Real Estate Fund
Class A	301,359	495,140
Class M	32,953	69,353
Class C	23,618	44,420
Fidelity® International Real Estate Fund	4,733,946	7,468,260
Class I	903,468	1,291,772
Class Z	4,216,144	6,964,531
Total	10,211,488	16,333,476

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® International Real Estate Fund
Class A
Shares sold	144,478	203,949	1,504,864	1,928,724
Reinvestment of distributions	28,877	50,399	298,888	491,979
Shares redeemed	(193,930)	(347,363)	(2,021,767)	(3,260,406)
Net increase (decrease)	(20,575)	(93,015)	(218,015)	(839,703)
Class M
Shares sold	6,150	4,003	64,032	37,744
Reinvestment of distributions	3,207	7,157	32,953	69,353
Shares redeemed	(21,816)	(45,739)	(225,404)	(427,140)
Net increase (decrease)	(12,459)	(34,579)	(128,419)	(320,043)
Class C
Shares sold	24,990	23,417	252,366	214,552
Reinvestment of distributions	2,345	4,656	23,618	44,420
Shares redeemed	(26,482)	(46,370)	(267,555)	(428,816)
Net increase (decrease)	853	(18,297)	8,429	(169,844)
Fidelity® International Real Estate Fund
Shares sold	2,156,604	3,303,593	22,825,450	31,840,134
Reinvestment of distributions	403,157	656,083	4,238,637	6,492,334
Shares redeemed	(3,573,269)	(5,138,153)	(37,692,051)	(49,269,704)
Net increase (decrease)	(1,013,508)	(1,178,477)	(10,627,964)	(10,937,236)
Class I
Shares sold	722,879	900,600	7,670,068	8,351,978
Reinvestment of distributions	81,814	122,981	855,757	1,218,259
Shares redeemed	(858,884)	(2,112,510)	(9,046,817)	(20,558,133)
Net increase (decrease)	(54,191)	(1,088,929)	(520,992)	(10,987,896)
Class Z
Shares sold	806,372	900,877	8,433,674	8,652,902
Reinvestment of distributions	303,003	678,127	3,166,954	6,678,730
Shares redeemed	(1,259,010)	(15,101,130)	(13,088,499)	(153,184,971)
Net increase (decrease)	(149,635)	(13,522,126)	(1,487,871)	(137,853,339)

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity ® International Real Estate Fund	27%
  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity International Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity International Real Estate Fund (the "Fund"), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $213,015 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 92.43% and 48.24%; Class M designates 100% and 55.08%; Class C designates 100% and 71.03%; Fidelity® International Real Estate Fund designates 85.70% and 43.31%; Class I designates 85.31% and 43.31%; and Class Z designates 83.42% and 41.39% of the dividend distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.17% and 0.89%; Class M designates 0% and 1.01%; Class C designates 0% and 1.30%; Fidelity® International Real Estate Fund designates 0.16% and 0.80%; Class I designates 0.16% and 0.80%; and Class Z designates 0.16% and 0.76% of the dividend distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes

Class A	09/15/2025	$0.1998	$0.0087
	12/22/2025	$0.0923	$0.0046
Class M	09/15/2025	$0.1802	$0.0087
	12/22/2025	$0.0809	$0.0046
Class C	09/15/2025	$0.1625	$0.0087
	12/22/2025	$0.0627	$0.0046
Fidelity® International Real Estate Fund	09/15/2025	$0.2155	$0.0087
	12/22/2025	$0.1028	$0.0046
Class I	09/15/2025	$0.2165	$0.0087
	12/22/2025	$0.1028	$0.0046
Class Z	09/15/2025	$0.2214	$0.0087
	12/22/2025	$0.1076	$0.0046

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International Real Estate Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class generally determined by selecting the largest non-12b-1 class by asset total in a given fund category; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2026, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class (the retail class), the Board considered the effective management fee rate for the retail class, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons of the retail class of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. The Board considered that the fund's management fee covers expenses for services beyond portfolio management. The Board noted that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its total peer group and asset-sized peer group competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.20%, 1.45%, 1.95%, 0.95%, 0.80%, and 0.95% through November 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.801328.121
IRE-ANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026